Current Assets - Inventories - Schedule of Current Assets Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of inventories [Abstract]
Finished goods - at cost	$ 280,605	$ 382,906
Raw materials- at cost	579,650	540,598
Accrual for slow inventory	(120,210)	(30,622)
Total	$ 740,045	$ 892,882